Major Customers	12 Months Ended
Dec. 31, 2021
Disclosure of major customers [text block] [Abstract]
MAJOR CUSTOMERS
29.	MAJOR CUSTOMERS

Revenues from three customers of the Company for the year ended December 31, 2021, represent approximately $5,129,000 or 54% of the Company’s total revenues (December 31, 2020, four customers representing $2,445,000 or 41% of total revenues), (December 31, 2019, four customers representing $4,808,000 or 49% of total revenues), of which two of these customers in 2020 required extended payment terms, 50% bad debt provisions were taken on these accounts as part of the Company’s accounting policy for aged receivable provisions
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